Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2011 and 2012:

	2011	2012
	(in billions of yen)
Interest-bearing deposits in other banks	52	47
Trading account assets	9,747	12,189
Available-for-sale securities	18,000	17,922
Loans	9,520	9,107
Other assets	649	1,009

Total	37,968	40,274

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2011 and 2012 are summarized below:

	2011	2012
	(in billions of yen)
Deposits	825	450
Call money and funds purchased	1,878	1,596
Payables under repurchase agreements	4,599	5,393
Payables under securities lending transactions	4,750	7,635
Other short-term borrowings	9,301	9,825
Long-term debt	4,989	3,129

Total	26,342	28,028